Condensed Consolidated Statements of Operations (Unaudited) - USD ($) shares in Thousands, $ in Thousands	3 Months Ended									12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2019	Dec. 31, 2018
License revenue with affiliate					$ 40
Expenses:
Research and development	3,461	$ 2,140	$ 3,792	$ 3,413	3,342	$ 2,368	$ 2,197	$ 2,879	$ 3,118	$ 12,687	$ 10,562
General and administrative	3,242	2,414	3,395	3,240	3,355	2,787	1,500	1,208	1,926	12,404	7,421
Total operating expense	6,703	4,554	7,187	6,653	6,697	5,155	3,697	4,087	5,044	25,091	17,983
Operating loss	(6,703)	(4,554)	(7,187)	(6,495)	(6,657)	(4,851)	(3,468)	(3,036)	(4,840)	(24,893)	(16,195)
Other income / (expense):
Interest income	89				60					153	15
Interest expense	(44)				(136)					(495)	(1,409)
Other (expense) / income, net	124				196					(446)	401
Other expense, net	169	(2,821)	61	58	120	(4,191)	(459)	(16)	328	(2,582)	(4,338)
Net loss	$ (6,534)	$ (7,375)	$ (7,126)	$ (6,437)	$ (6,537)	$ (9,042)	$ (3,927)	$ (3,052)	$ (4,512)	$ (27,475)	$ (20,533)
Net loss per common share Basic and diluted (in dollars per share)	$ (0.48)	$ (0.64)	$ (0.66)	$ (0.60)	$ (0.61)	$ (9.71)	$ (3.13)	$ (2.44)	$ (4.19)	$ (2.51)	$ (23.20)
Weighted average number of common shares outstanding Basic and diluted (in shares)	13,697	11,532	10,730	10,730	10,714	2,397	1,256	1,250	1,076	10,928	1,498
License [Member]
License revenue with affiliate				$ 158	$ 40	$ 304	$ 159	$ 356	$ 204	$ 198	$ 1,023